Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	AMERICAN FUNDS INSURANCE SERIES
Central Index Key	0000729528
Amendment Flag	false
Document Creation Date	Dec. 22, 2016
Document Effective Date	Dec. 23, 2016
Prospectus Date	Dec. 23, 2016